Net Interest Expense (Tables)	12 Months Ended
Dec. 31, 2011
Net Interest Expense [Abstract]
Schedule Of Net Interest Expenses

	2011	2010	2009
Interest expense:
2016 Notes issued October 2009	$52.3	$54.5	$13.5
2013 Fixed Rate Notes	31.8	40.9	41.3
2011 Floating Rate Notes	—	9.4	15.0
2016 Notes issued August 2010	16.7	6.5	—
2013 Floating Rate Notes	0.4	5.2	7.7
2011 Fixed Rate Notes	—	—	52.9
Amortization of deferred financing costs	5.3	5.4	5.5
Foreign exchange (gain)/loss	(1.0)	(3.1)	2.4
Other	1.3	0.2	0.9

Interest expense	$106.8	$119.0	$139.2

Interest income:
Cash and cash equivalents interest	$(0.7)	$(1.2)	$(1.1)
Investment interest	(0.2)	—	(0.2)

Interest income	$(0.9)	$(1.2)	$(1.3)

Net interest expense	$105.9	$117.8	$137.9